Revenues (Tables)	12 Months Ended
Jun. 30, 2019
Revenue [abstract]
Schedule of revenues

	June 30, 2019	June 30, 2018	June 30, 2017
Income from communication services	29,879	25,548	26,252
Rental and services income	20,992	19,253	19,678
Sale of communication equipment	10,357	8,782	8,810
Sale of trading properties and developments	5,806	3,034	3,221
Revenue from hotel operation and tourism services	2,227	1,826	1,671
Other revenues	506	381	37
Total Group's revenues	69,767	58,824	59,669